Game operating cost (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of comparative information prepared under previous GAAP [line items]
Depreciation and amortization	$ (1,662)	$ (1,341)	$ (3,272)	$ (2,942)
Game operation cost	(14,221)	(12,395)	(27,860)	(25,208)
Game Operation Cost [member]
Disclosure of comparative information prepared under previous GAAP [line items]
Employee benefits expenses	(7,335)	(7,764)	(14,601)	(16,112)
Technical support services	(5,835)	(3,851)	(11,165)	(7,386)
Depreciation and amortization	(1,051)	(780)	(2,094)	(1,710)
Game operation cost	$ (14,221)	$ (12,395)	$ (27,860)	$ (25,208)